Trade Receivables - Summary of Allowance for Lifetime Expected Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 10,299	₨ 11,077
Additions / (write-back), net (Refer to Note 25)	(604)	(797)
Charged against allowance	(3,302)	(76)
Translation adjustment	420	95
Balance at the end of the year	₨ 6,813	₨ 10,299